UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,   NE

 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

         Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CMG Absolute Return Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2011
Shares	Security	Market Value
	EXCHANGE TRADED FUNDS - 18.93%
	EQUITY FUND - 18.93%
442,000	ProShares Ultra S&P 500	$ 22,329,840
	TOTAL EXCHANGE TRADED FUNDS
	( Cost - $22,859,135)

	MUTUAL FUNDS - 28.35%
	ASSET ALLOCATION FUND - 1.28%
97,156	Access Flex Bear High Yield Fund *	1,510,778

	DEBT FUND - 22.58%
205,776	Direxion Dynamic High Yield Bond Fund	3,051,656
1,403,097	PIMCO High Yield Fund	13,203,138
32,253	Rydex Inverse High Yield Strategy Fund *	982,105
756,752	Rydex Series Funds - Government Long Bond 1.2x Strategy Fund	9,406,425
		26,643,324
	EQUITY FUND - 4.49%
51,681	Rydex Series - Basic Materials Fund	2,739,584
82,352	Rydex Series - Biotechnology Fund *	2,561,134
		5,300,718

	TOTAL MUTUAL FUNDS	33,454,820
	( Cost - $33,085,505)

	INVESTMENT PARTNERSHIPS - 9.20%
110,000	PPB Advisors Alternative Series Fund, LP *	10,856,949
	TOTAL INVESTMENT PARTNERSHIPS
	( Cost - $11,000,000)

	SHORT-TERM INVESTMENTS - 31.79%
	MONEY MARKET FUND - 31.79%
27,904,592	Fifth Third Institutional Money Market Fund, 0.03% +	27,904,592
9,599,788	Rydex Series US Government Money Market Fund, 0.00% +	9,599,788
	TOTAL SHORT-TERM INVESTMENTS	37,504,380
	( Cost - $37,504,380)

	TOTAL INVESTMENTS - 88.27%
	( Cost - $104,449,020) (a)	$ 104,145,989
	OTHER ASSETS LESS LIABILITIES - 11.73%	13,836,698
	NET ASSETS - 100.00%	$ 117,982,687

* Non-Income producing security.
+ Money market fund; interest rate reflects seven-day yield on July 31, 2011.
CMG Absolute Return Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011

	(a) Represents cost for financial reporting purposes and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 584,506
	Unrealized Depreciation:	(887,537)
	Net Unrealized Depreciation:	$ (303,031)

		Unrealized
		Appreciation
Contracts	PURCHASED FUTURE CONTRACTS	(Depreciation)
4	Japanese Yen Future September 2011	12,950
	(Underlying Face Amount at Value $649,100)
1	South African Rand Future September 2011	1,825
	(Underlying Face Amount at Value $74,225)
5	USD/CZK September 2011	3,764
	(Underlying Face Amount at Value $500,500)
	TOTAL OPEN PURCHASED FUTURES CONTRACTS	18,539

	WRITTEN FUTURE CONTRACTS
5	Brazilian Real Future September 2011	(7,515)
	(Underlying Face Amount at Value $319,875)
6	Canadian Dollar Future September 2011	(2,400)
	(Underlying Face Amount at Value $627,360)
1	Euro Fx Future September 2011	(87)
	(Underlying Face Amount at Value $179,375)
10	Mexican Peso Future September 2011	(2,000)
	(Underlying Face Amount at Value $424,500)
2	New Zealand Dollar Future September 2011	(11,660)
	(Underlying Face Amount at Value $175,000)
1	Polish Zloty Future September 2011	(2,610)
	(Underlying Face Amount at Value $179,000)
2	Swiss Franc Future September 2011	(11,025)
	(Underlying Face Amount at Value $317,050)
50	US 10 Year Future September 2011	(96,094)
	(Underlying Face Amount at Value $6,284,400)
52	US 2YR NOTE (CBT) September 2011	(12,184)
	(Underlying Face Amount at Value $11,435,944)
73	US 5YR NOTE (CBT) September 2011	(94,023)
	(Underlying Face Amount at Value $8,865,485)
16	US Long Bond Future September 2011	(54,000)
	(Underlying Face Amount at Value $2,050,000)
15	US Ultra Bond September 2011	(58,594)
	(Underlying Face Amount at Value $1,979,070)
2	USD/NOK September 2011	(1,187)
	(Underlying Face Amount at Value $201,200)
5	USD/SEK September 2011	(1,940)
	(Underlying Face Amount at Value $501,500)
	TOTAL OPEN WRITTEN FUTURES CONTRACTS	(355,319)
	TOTAL NET UNREALIZED APPRECIATION FROM
	OPEN FUTURES CONTRACTS	$ (336,780)
CMG Absolute Return Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 22,329,840	$ -	$ -	$ 22,329,840
Mutual Funds	33,454,820	-	-	33,454,820
Investment Partnerships	-	10,856,949	-	10,856,949
Short Term Investments	37,504,380	-	-	37,504,380
Total Assets	$ 93,289,040	$ 10,856,949	$ -	$ 104,145,989
Liabilities	Level 1	Level 2	Level 3	Total
Derivative Instruments*	$ 336,780	$ -	$ -	$ 336,780
Total Liabilities	$ 336,780	$ -	$ -	$ 336,780

The Fund did not hold any Level 3 securities during the period.
There were no significant transfers between Level 1 and Level 2 during the period.
*Derivative Instruments include cumulative unrealized gain on futures contracts open at July 31, 2011.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/21/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    9/21/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/21/11